SIGNIFICANT COMMITMENTS AND AGREEMENTS - Capital expenditures (Details) - Dec. 31, 2018 € in Thousands, $ in Thousands, $ in Millions, Rp in Billions	EUR (€)	HKD ($)	USD ($)	IDR (Rp)
Capital expenditures
Capital expenditures				Rp 9,358
Rupiah
Capital expenditures
Capital expenditures				7,988
USD
Capital expenditures
Capital expenditures			$ 94	1,349
Euro
Capital expenditures
Capital expenditures	€ 1,230			20
HKD
Capital expenditures
Capital expenditures		$ 790		Rp 1